Labour restructuring (Tables)	12 Months Ended
Dec. 31, 2013
Reconciliation of Liabilities Associated With Restructuring Accrual

Set out below is a reconciliation of CP’s liabilities associated with its restructuring accrual:

(in millions of Canadian dollars)	2013	2012

Opening balance, January 1	$89	$55
Accrued(1)	(8)	54
Payments	(33)	(22)
Amortization of discount(2)	2	2

Closing balance, December 31	$50	$89

(1) Includes fourth quarter 2013 recovery of $7 million which is related to the fourth quarter 2012 labour restructuring initiative charge of $53 million.

(2) Amortization of discount is charged to income as “Compensation and benefits”.